Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 9 — INTANGIBLE ASSETS

The following provides a breakdown of identifiable intangible assets as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Customer Relationships
Identifiable intangible assets	$5,791,000	$3,189,000
Accumulated amortization	(399,480)	(63,419)
Customer relationship identifiable intangible assets, net	5,391,520	3,125,581
Marketing Related
Identifiable intangible assets	5,917,000	841,000
Accumulated amortization	(418,404)	(81,114)
Marketing related identifiable intangible assets, net	5,498,596	759,886
Technology Related
Identifiable intangible assets	623,000	—
Accumulated amortization	(69,219)	—
Technology related identifiable intangible assets, net	553,781	—
Total Identifiable intangible assets, net	$11,443,897	$3,885,467

In connection with the acquisitions of Asien’s, Kyle’s, Wolo, and High Mountain and Innovative Cabinets, the Company identified intangible assets of $1,009,000, $3,021,000, $1,848,000, and $6,453,000 respectively, representing trade names, customer relationships, and technology. These assets are being amortized on a straight-line basis over their weighted-average estimated useful life of 8.2 years and amortization expense amounted to $742,571 and $144,533 for the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, the estimated annual amortization expense for each of the next five fiscal years is as follows:

2022	$1,458,780
2023	1,458,780
2024	1,458,750
2025	1,325,745
2026	1,157,523
Thereafter	4,584,319
Total	$11,443,897